UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market Street,

12th Floor, San Francisco, CA 94105

(Address of Principal Executive Offices) (Zip Code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

      ASSET ALLOCATION TRUST

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 0.00%
U.S. Department of Transportation††	6.00%	12/07/2021	$200,000	$206,600

Total Agency Securities (Cost $188,052)				206,600

Asset Backed Securities: 1.43%
ACAS Business Loan Trust Series 2007-1A Class C±	0.40	08/16/2019	719,914	705,515
ACAS Credit CDO Series 2007-1A Class A††±	1.06	11/23/2052	1,499,437	14,994
Accredited Mortgage Loan Trust Series 2004-4 Class A1B±	0.58	01/25/2035	104,471	81,814
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL1 Class A±	0.37	10/25/2036	2,800,000	784,000
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL3 Class A2±	0.33	02/25/2036	285,737	62,862
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP2 Class A2C±	0.37	03/25/2036	669,283	550,485
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP4 Class C±	0.29	08/25/2036	359,862	317,578
ACE Securities Corporation Home Equity Loan Trust Series 2006-CW1 Class C±	0.29	07/25/2036	1,032,799	952,757
ACE Securities Corporation Home Equity Loan Trust Series 2006-HE2 Class A±	0.35	05/25/2036	1,564,391	813,483
ACE Securities Corporation Home Equity Loan Trust Series 2006-OP1 Class A±	0.34	04/25/2036	1,100,000	627,000
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL1 Class A±	0.51	09/25/2035	500,047	95,009
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class A2±	0.36	06/25/2036	1,262,119	170,386
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class C±	0.29	06/25/2036	1,084,814	135,602
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL4 Class C±	0.31	09/25/2036	93,017	20,464
ACE Securities Corporation Home Equity Loan Trust Series 2007-ASL1 Class CL±	0.36	12/25/2036	442,872	44,287
ACE Securities Corporation Home Equity Loan Trust Series 2007-HE1 Class A±	0.28	01/25/2037	743,876	252,918
ACE Securities Corporation Home Equity Loan Trust Series 2007-WM1 Class A±	0.26	11/25/2036	662,189	258,254
Aircraft Finance Trust Series 1999-1 Class A1±	0.67	05/15/2024	1,853,831	1,103,030
Alliance Bancorp Trust Series 2007-S1 Class A11††±	0.39	05/25/2037	1,330,425	66,521
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4±	0.23	10/06/2013	1,257,457	1,253,558
AmeriCredit Automobile Receivables Trust Series 2007-BF Class A4±	0.24	12/06/2013	914,438	910,606
AmeriCredit Automobile Receivables Trust Series 2007-DF Class A4B±	0.99	06/06/2014	1,143,851	1,142,762
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A4B±	0.69	03/08/2016	2,695,963	2,685,179
Ameriquest Mortgage Securities Incorporated Series 2004-R6 Class A1±	0.40	07/25/2034	811,435	705,949
Ameriquest Mortgage Securities Incorporated Series 2004-X1 Class A14††±	0.52	03/25/2034	74,550	61,877
Argent Securities Incorporated Series 2004-W8 Class A5±	0.71	05/25/2034	391,426	360,112
Argent Securities Incorporated Series 2006-M1 Class A2C±	0.34	07/25/2036	8,386,656	3,103,063
Argent Securities Incorporated Series 2006-M2 Class A2B±	0.30	09/25/2036	1,409,846	458,200
Argent Securities Incorporated Series 2006-W2 Class 2AB±	0.38	03/25/2036	1,355,028	460,709
Argent Securities Incorporated Series 2006-W5 Class A2C±	0.34	06/25/2036	1,405,244	505,888
Asset Backed Funding Certificate Series 2006-OPT2 Class A3C±	0.34	10/25/2036	1,800,000	1,152,000
Asset Backed Funding Certificate Series 2007-NC1 Class A1††±	0.41	05/25/2037	2,555,282	2,069,778
Augusta Funding Limited Series 10A Class F1††(a)(i)±	0.56	06/30/2017	1,984,615	1,720,003
Bayview Financial Acquisition Trust Series 2004-B Class A1††±	1.19	05/28/2039	673,211	242,356
Bayview Financial Acquisition Trust Series 2004-B Class A2††±	1.49	05/28/2039	748,012	252,454
Bayview Financial Acquisition Trust Series 2005-A Class A1±	1.19	02/28/2040	1,615,664	969,398
Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A1±	0.30	11/25/2036	690,060	547,218
Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A2±	0.39	11/25/2036	1,500,000	274,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Trust’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Trust’s security valuation policies and about certain security types invested in by the Trust.

CONSOLIDATED PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

      ASSET ALLOCATION TRUST

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset Backed Securities (continued)
Cabela’s Master Credit Card Trust Series 2008-4A Class A2††±	3.19%	09/15/2014	$4,700,000	$4,727,589
Capital Auto Receivable Asset Trust Series 2008-1 Class A4B±	1.54	07/15/2014	700,000	704,156
Capital One Auto Finance Trust Series 2007-A Class A4±	0.21	11/15/2013	734,210	730,392
Capitalsource Commercial Loan Trust Series 2007-1 Class A±	0.32	03/20/2017	61,999	61,224
Carmax Auto Owner Trust Series 2008-2 Class A4B±	1.84	08/15/2013	3,800,000	3,834,542
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A2±	0.39	02/25/2037	4,700,000	2,880,630
Centex Home Equity Series 2006-A Class AV3±	0.35	06/25/2036	1,425,316	1,282,785
Charming Shoppes Master Trust Series 2007-1A Class A1††±	1.44	09/15/2017	5,400,000	5,414,580
Chase Funding Mortgage Loan Trust Series 2003-3 Class 2A2±	0.73	04/25/2033	23,649	19,866
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3±	0.57	12/25/2033	256,310	228,116
Citigroup Mortgage Loan Trust Incorporated Series 2004-OPT1 Class A1B±	0.60	10/25/2034	10,840	10,298
Citigroup Mortgage Loan Trust Incorporated Series 2006-HE3 Class A2C±	0.35	12/25/2036	1,600,000	552,000
Citigroup Mortgage Loan Trust Incorporated Series 2006-WFH4 Class A3±	0.34	11/25/2036	800,000	602,000
CLI Funding LLC Series 2006-1A Class A††±	0.37	08/18/2021	468,925	437,272
CNH Equipment Trust Series 2008-A Class A4B±	2.14	08/15/2014	843,787	847,416
College Loan Corporation Trust Series 2007-1 Class A1±	0.28	01/25/2023	136,244	136,121
College Loan Corporation Trust Series 2007-2 Class A1±	0.52	01/25/2024	2,600,000	2,600,078
Countrywide Asset-Backed Certificate Series 2006-BC3 Class 2A2±	0.33	02/25/2037	5,200,000	4,056,000
Countrywide Home Equity Loan Trust Series 2007-E Class A±	0.34	06/15/2037	1,146,344	733,660
Crest Exeter Street Solar Series 2004-1A Class A1††±	0.60	06/28/2019	952,450	897,684
Daimler Chrysler Auto Trust Series 2008-B Class A4A	5.32	11/10/2014	3,000,000	3,040,200
Daimler Chrysler Auto Trust Series 2008-B Class A4B±	2.04	11/10/2014	2,100,000	2,112,096
Dominos Pizza Master Issuer LLC Series 2007-1 Class A2††	5.26	04/25/2037	5,900,000	6,003,250
Equity One Asset Backed Securities Incorporated Series 2004-1 Class AV2±	0.49	04/25/2034	57,497	44,758
First Franklin Mortgage Loan Asset Backed Certificate Series 2006-FF05 Class 2A3±	0.35	04/25/2036	1,235,790	818,711
Franklin Auto Trust Series 2008-A Class A4B±	2.14	05/20/2016	512,419	517,543
Fremont Home Loan Trust Series 2006-A Class 1A2±	0.38	05/25/2036	430,162	272,884
Fremont Home Loan Trust Series 2006-B Class 2A2±	0.35	08/25/2036	2,800,000	980,000
Fremont Home Loan Trust Series 2006-B Class 2A3±	0.29	08/25/2036	104,459	45,016
GE SeaCo Finance SRL Series 2004-1A Class A††±	0.49	04/17/2019	368,333	360,506
GMAC Mortgage Corporation Loan Trust Series 2004-HE3 Class A3±	0.42	10/25/2034	571,960	460,142
Goal Capital Funding Trust Series 2007-1 Class A1±	0.27	06/25/2021	88,909	88,820
GreenPoint Home Equity Loan Trust Series 2004-1 Class A±	0.65	07/25/2029	30,978	20,325
GreenPoint Home Equity Loan Trust Series 2004-4 Class A±	0.75	08/15/2030	38,099	23,551
GSC Partners CDO Fund Limited Series 2003-4A Class A3††±	0.73	12/16/2015	268,457	264,430
Guggenheim Structured Real Estate Funding Series 2005-2A Class A††±	0.51	08/26/2030	1,502,258	1,366,003
Henderson Receivables LLC Series 2006-3A Class A1††±	0.39	09/15/2041	1,312,134	1,168,158
Henderson Receivables LLC Series 2006-4A Class A1††±	0.39	12/15/2041	1,878,502	1,680,746
Household Home Equity Loan Trust Series 2005-2 Class A2±	0.50	01/20/2035	436,082	385,932
Household Home Equity Loan Trust Series 2005-3 Class A2±	0.48	01/20/2035	419,838	375,755
Household Home Equity Loan Trust Series 2006-1 Class A1±	0.35	01/20/2036	943,063	844,631
JPMorgan Mortgage Acquisition Corporation Series 2006-WMC4 Class A3±	0.31	12/25/2036	4,024,280	1,520,373
Lehman Asset Backed Securities Corporation Series 2004-2 Class A±	0.63	06/25/2034	74,031	41,828
Marathon Real Estate CDO Series 2006-1A Class A1††±	0.52	05/25/2046	4,682,647	3,605,638
Master Second Lien Trust Series 2006-1 Class A±	0.35	03/25/2036	899,440	98,938
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4±	0.44	10/25/2035	261,331	247,611
MASTR Asset-Backed Securities Trust Series 2006-AM3 Class A2±	0.32	10/25/2036	312,424	298,365
MASTR Asset-Backed Securities Trust Series 2006-FRE2 Class A4±	0.34	03/25/2036	2,392,791	1,148,540
MASTR Asset-Backed Securities Trust Series 2006-HE2 Class A3±	0.34	06/25/2036	1,600,000	496,000
MASTR Asset-Backed Securities Trust Series 2006-HE3 Class A3±	0.34	08/25/2036	3,139,053	910,325
MASTR Asset-Backed Securities Trust Series 2006-NC3 Class A4±	0.35	10/25/2036	2,000,000	690,000
Merrill Auto Trust Securitization Series 2007-1 Class A4±	0.25	12/15/2013	160,947	160,835
Merrill Auto Trust Securitization Series 2008-1 Class A4±	2.39	04/15/2015	677,057	681,661
Merrill Lynch Mortgage Investors Series 2007-HE2 Class A2A±	0.31	02/25/2037	670,299	338,501
Merrill Lynch Mortgage Trust Series 2006-C1 Class A2±	0.47	01/25/2047	268,249	177,044

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Trust’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Trust’s security valuation policies and about certain security types invested in by the Trust.

CONSOLIDATED PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

      ASSET ALLOCATION TRUST

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset Backed Securities (continued)
Morgan Stanley ACES SPC Series 2006-13 Class A††±	0.54%	06/20/2013	$5,200,000	$5,003,440
Morgan Stanley Asset Backed Securities Capital I Series 2004-SD1 Class A±	0.59	08/25/2034	247,334	189,829
Morgan Stanley Asset Backed Securities Capital I Series 2007-HE4 Class A2C±	0.42	02/25/2037	3,600,000	1,044,000
Morgan Stanley Home Equity Loans Series 2007-2 Class A1±	0.29	04/25/2037	543,311	486,263
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3±	0.34	11/25/2036	1,086,575	320,540
National Collegiate Student Loan Trust Series 2005-2 Class A2±	0.34	02/25/2026	92,389	92,019
National Collegiate Student Loan Trust Series 2006-1 Class A2±	0.33	08/25/2023	356,792	352,332
NationStar Home Equity Loan Trust Series 2006-B Class AV3±	0.36	09/25/2036	1,000,000	780,937
Nelnet Student Loan Trust Series 2005-2 Class A4±	0.33	12/23/2019	1,100,000	1,081,850
Nomura Home Equity Loan Incorporated Series 2006-HE3 Class 2A2±	0.34	07/25/2036	900,000	416,109
Paragon CDO Limited Series 2004-A1 Class A(a)††(i)±	0.92	10/20/2044	1,700,000	0
People’s Choice Home Loan Securities Trust Series 2005-4 Class 1A2±	0.45	12/25/2035	770,080	499,859
Residential Asset Mortgage Products Incorporated Series 2005-RS8 Class A2±	0.48	10/25/2033	161,490	151,946
Residential Asset Mortgage Products Incorporated Series 2005-RS9 Class A13±	0.41	11/25/2035	1,368,572	1,026,429
Residential Asset Mortgage Products Incorporated Series 2006-SP1 Class A2±	0.38	09/25/2045	687,009	570,218
Residential Asset Securities Corporation Series 2007-KS3 Class AI1±	0.30	04/25/2037	131,886	130,725
Residential Funding Mortgage Securities II Series 2003-HS1 Class AII±	0.48	12/25/2032	17,728	5,673
Saxon Asset Securities Trust Series 2004-1 Class A±	0.73	03/25/2035	26,092	17,950
Saxon Asset Securities Trust Series 2006-3 Class A2±	0.30	10/25/2046	457,424	421,974
SBI Heloc Trust Series 2001-1 Class A±	0.38	11/25/2035	562,878	416,530
Securitized Asset Backed Receivables LLC Series 2006-HE1 Class A2±	0.35	07/25/2036	800,000	258,000
Securitized Asset Backed Receivables LLC Series 2006-NC1 Class A2±	0.35	03/25/2036	127,174	117,199
Security National Mortgage Loan Trust Series 2006-2A Class A1††±	0.48	10/25/2036	112,294	107,803
Sierra Receivables Funding Co. Series 2006-1A Class A2††±	0.34	05/20/2018	330,613	326,743
Sierra Timeshare Series 2007-1A Class A2±	0.34	03/20/2019	275,674	266,800
Sierra Timeshare Series 2007-2A Class A2±	1.19	09/20/2019	1,335,016	1,293,231
Sierra Timeshare Series 2008-1A Class A2±	4.19	02/20/2020	253,993	261,891
SLM Student Loan Trust Series 2007-B Class A1±	0.28	09/15/2022	434,553	429,121
Specialty Underwriting & Residential Finance Series 2006-BC3 Class A2C±	0.34	06/25/2037	2,200,000	990,000
Structured Asset Investment Loan Trust Series 2006-1 Class A3±	0.39	01/25/2036	852,348	643,523
Structured Asset Securities Corporation Series 2005-S6 Class A2±	0.48	11/25/2035	401,285	324,037
TCE Securities Corporation Series 2006-HE3 Class A2B±	0.28	06/25/2036	407,738	367,984
TIB Card Receivables Fund††±	0.55	01/05/2014	1,641,936	1,379,226
Toll Road Investment Part II^††	10.34	02/15/2030	300,000	46,695
Toll Road Investment Part II^††	10.34	02/15/2037	4,200,000	324,744
Triad Auto Receivables Owner Trust Series 2007-B Class A4B±	1.39	07/14/2014	6,927,016	6,980,632
Wachovia Auto Owner Trust Series 2008-A Class A4B±	1.34	03/20/2014	1,238,397	1,244,676
World Financial Network Credit Card Master Trust Series 2006-A Class A††±	0.32	02/15/2017	1,500,000	1,483,380
Yale Mortgage Loan Trust Series 2007-1 Class A±	0.59	06/25/2037	1,629,061	97,744

Total Asset Backed Securities (Cost $108,146,476)				117,930,146

Corporate Bonds and Notes: 0.01%

Financials: 0.01%

REIT: 0.01%
HCP Incorporated	5.63	02/28/2013	1,290,000	1,368,591

Total Corporate Bonds and Notes (Cost $1,146,371)				1,368,591

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Trust’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Trust’s security valuation policies and about certain security types invested in by the Trust.

CONSOLIDATED PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

      ASSET ALLOCATION TRUST

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities: 0.52%
Aire Valley Mortgage Series 2006-1 Class A1††±	0.36%	09/20/2066	$1,956,840	$1,699,320
Bayview Commercial Asset Trust Series 2004-1 Class A±	0.55	04/25/2034	278,806	245,349
Bayview Commercial Asset Trust Series 2004-3 Class A1††±	0.56	01/25/2035	409,212	362,153
Bayview Commercial Asset Trust Series 2005-4 Class A2††±	0.58	01/25/2036	1,354,962	1,104,294
Bayview Commercial Asset Trust Series 2007-3 Class A1††±	0.43	07/25/2037	875,255	682,699
Bear Stearns Mortgage Funding Trust Series 2007-SL2 Class 1A±	0.35	02/25/2037	392,721	90,601
Brunel Residential Mortgage Series 2007-1A Class A4C††±	0.38	01/13/2039	3,346,702	3,078,965
Chevy Chase Funding LLC Series 2003-4A Class A1††±	0.53	10/25/2034	49,982	34,237
Chevy Chase Funding LLC Series 2004-1 Class A2††±	0.52	01/25/2035	128,726	86,247
Chevy Chase Funding LLC Series 2004-3 Class A2††±	0.49	08/25/2035	65,464	42,879
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class A2FL±	0.31	07/15/2044	2,228,058	2,183,497
CNL Commercial Mortgage Loan Trust Series 2003-2 Class A1††±	0.63	10/25/2030	283,904	207,250
Commercial Mortgage Pass-Through Certificate Series 2006-FL12 Class AJ††±	0.32	12/15/2020	5,100,000	4,666,500
Crusade Global Trust Series 2006-1 Class A1±	0.33	07/20/2038	855,918	836,364
Crusade Global Trust Series 2007-1 Class A1±	0.33	04/19/2038	1,077,312	1,041,416
G-Force LLC Series 2005-RR2 Class A2	5.16	12/25/2039	1,581,147	1,583,123
GE Business Loan Trust Series 2004-1 Class A††±	0.48	05/15/2032	343,575	314,371
GE Business Loan Trust Series 2005-2 Class A±	0.43	11/15/2033	735,419	654,523
Granite Master Issuer plc Series 2004-3 Class A1±	0.39	09/20/2044	231,713	223,140
Granite Master Issuer plc Series 2006-2 Class A4±	0.23	12/20/2054	463,779	446,619
Granite Master Issuer plc Series 2006-3 Class A3±	0.23	12/20/2054	292,915	282,224
GS Mortgage Securities Corporation Series 2007-EOP Class A1††±	1.14	03/06/2020	726,515	717,433
GS Mortgage Securities Corporation Series 2007-EOP Class A2††±	1.32	03/06/2020	800,000	794,000
Interstar Millennium Trust Series 2003-5G Class A2±	0.75	09/27/2035	214,859	199,862
Interstar Millennium Trust Series 2004-2G Class A±	0.65	03/14/2036	2,068,835	1,944,147
Interstar Millennium Trust Series 2005-1G Class A±	0.65	12/08/2036	393,943	362,427
Interstar Millennium Trust Series 2006-2GA Class A2±	0.33	05/27/2038	193,767	180,042
Kildare Securities Limited Series 2007-A1 Class A2††±	0.31	12/10/2043	1,560,418	1,423,881
Leek Finance plc Series 17A Class A2B††±	0.53	12/21/2037	379,314	366,038
Lehman Brothers Small Balance Commercial Series 2007-3A Class A21††±	1.04	10/25/2037	2,047,451	1,781,282
Medallion Trust Series 2005-1G Class A1±	0.35	05/10/2036	269,953	261,537
Medallion Trust Series 2006-1G Class A1±	0.30	06/14/2037	728,642	690,652
Mellon Residential Funding Corporation Series 2004-TBC1 Class A††±	0.44	02/26/2034	294,736	235,789
Paragon Mortgage plc Series 07A Class A1A††±	0.68	05/15/2034	748,015	664,462
Paragon Mortgage plc Series 12A Class A2C††±	0.37	11/15/2038	1,492,069	1,268,095
Paragon Mortgage plc Series 14A Class A2C±	0.35	09/15/2039	1,010,622	845,790
Permanent Master Issuer plc Series 2006-1 Class 5A±	0.39	07/15/2033	3,300,000	3,243,240
Permanent Master Issuer plc Series 2007-1 Class 4A±	0.36	10/15/2033	1,200,000	1,193,880
Puma Finance Limited Series G5 Class A1††±	0.33	02/21/2038	1,366,515	1,308,438
Structured Asset Securities Corporation Series 2005-1 Class 1A±	0.44	02/25/2030	944,187	802,559
Structured Asset Securities Corporation Series 2005-2 Class 1A††±	0.44	09/25/2030	697,007	599,426
Superannuation Members Home Loans Global Fund Series 2007-1 Class A1±	0.31	06/12/2040	1,044,394	989,459
Superannuation Members Home Loans Global Fund Series 7 Class A1±	0.53	03/09/2036	103,330	100,276
Superannuation Members Home Loans Global Fund Series 8 Class A1±	0.36	01/12/2037	119,271	115,409
Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Class††±	0.28	09/15/2021	2,854,661	2,769,022

Total Non-Agency Mortgage Backed Securities (Cost $36,877,307)				42,722,917

Yankee Government Bonds: 0.07%
Belize Aid(a)(i)±	0.60	01/01/2014	300,000	296,660
Caribbean Housing Finance(a)(i)±	0.85	03/30/2019	4,024,751	3,923,243
Jamaica Aid(a)(i)±	0.55	10/01/2018	1,451,823	1,401,581
Morocco Aid(a)(i)±	0.55	11/15/2014	42,280	41,538
Peru Aid(a)(i)±	0.45	05/01/2014	89,855	88,383
Peru Aid(a)(i)±	0.45	05/01/2014	57,007	56,073

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Trust’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Trust’s security valuation policies and about certain security types invested in by the Trust.

CONSOLIDATED PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

      ASSET ALLOCATION TRUST

Security Name		Interest Rate	Maturity Date	Principal	Value
Yankee Government Bonds (continued)
Zimbabwe Aid(a)(i)±		0.15%	01/01/2012	$100,001	$99,626

Total Yankee Government Bonds (Cost $5,726,600)					5,907,104

Investment Companies: 97.62%

				Shares
International Equity: 33.40%
GMO Emerging Markets Fund Class VIß				69,061,016	966,163,617
GMO International Core Equity Fund Class VIß				37,103,807	1,159,865,004
GMO International Growth Equity Fund Class IVß				12,813,041	317,379,022
GMO International Intrinsic Value Fund Class IVß				13,407,954	314,550,609
					2,757,958,252

International Fixed Income: 1.11%
GMO Emerging Country Debt Fund Class IVß				9,508,188	91,468,767

U.S. Equity: 25.89%
GMO Flexible Equities Fund Class VIß				13,857,495	261,075,209
GMO Quality Equity Fund Class VIß				87,640,679	1,877,263,354
					2,138,338,563
U.S. Fixed Income: 37.22%
GMO Alpha Only Fund Class IVß				44,696,424	1,077,630,779
GMO Asset Allocation Bond Fund Class VIß				3,999,698	98,232,590
GMO Domestic Bond Fund Class VIß				57,992,507	208,773,026
GMO Special Situations Fund Class VIß				11,610,358	317,078,883
GMO Strategic Fixed Income Fund Class VIß				86,691,453	1,361,055,813
GMO U.S. Treasury Fund Class IVß				448,988	11,229,184

					3,074,000,275

Total Investment Companies (Cost $7,009,707,316)					8,061,765,857

		Interest Rate	Maturity Date	Principal
Short-Term Investments: 0.32%

Time Deposit: 0.32%
State Street Bank Euro Dollar		0.01	07/01/2011	26,369,027	26,369,027

Total Short-Term Investments (Cost $26,369,027)					26,369,027

Total Investments in Securities (Cost $7,188,161,149)*	99.97%				8,256,270,242

Other Assets and Liabilities, Net	0.03				2,282,100

Total Net Assets	100.00%				$8,258,552,342

^	Zero coupon security. Rate represents yield to maturity.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investments.
ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.
(i)	Illiquid security

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Trust’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Trust’s security valuation policies and about certain security types invested in by the Trust.

CONSOLIDATED PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

      ASSET ALLOCATION TRUST

*	Cost for federal income tax purposes is $7,734,371,482 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$661,876,111
Gross unrealized depreciation	(139,977,351)

Net unrealized appreciation	$521,898,760

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Trust’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Trust’s security valuation policies and about certain security types invested in by the Trust.

Asset Allocation Trust

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Consolidated Portfolio of Investments for Asset Allocation Trust (the “Trust”). Asset Allocation Trust owns 100% of GMO Fixed Income Fund I (“GMO LLC”). The Consolidated Portfolio of Investments of the Trust includes the holdings of GMO LLC.

Security valuation

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Securities are valued by brokers which use prices provided by market markers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$7,744,686,974	$317,078,883	$0	$8,061,765,857
Agency securities	0	0	206,600	206,600
Asset backed securities	0	97,314,147	20,615,999	117,930,146
Corporate bonds and notes	0	1,368,591	0	1,368,591
Non-agency mortgage backed securities	0	40,523,300	2,199,617	42,722,917
Yankee government bonds	0	3,923,243	1,983,861	5,907,104
Short-Term Investments
Time deposits	0	26,369,027	0	26,369,027

Total	$7,744,686,974	$486,577,191	$25,006,077	$8,256,270,242

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Trust did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Asset backed securities	Corporate bonds and notes	Non-agency mortgage backed securities	Yankee government bonds	Total
Balance as of September 30, 2010	$0	$130,417,273	$1,364,175	$46,256,078	$6,486,815	$184,524,341
Accrued discounts (premiums)	0	1,558,961	0	30,412	4,925	1,594,298
Realized gains (losses)	0	2,535,194	0	479,590	4,795	3,019,579
Change in unrealized gains (losses)	0	(2,323,118)	0	(49,601)	5,045	(2,367,674)
Purchases	0	0	0	0	0	0
Sales	0	(24,568,044)	0	(2,294,284)	(354,611)	(27,216,939)
Transfers into level 3	206,600	0	0	0	0	206,600
Transfers out of level 3	0	(87,004,267)	(1,364,175)	(42,222,578)	(4,163,108)	(134,754,128)

Balance as of June 30, 2011	$206,600	$20,615,999	$0	$2,199,617	$1,983,861	$25,006,077

Change in unrealized gains (losses) included in earnings relating to securities still held at June 30, 2011	$0	$621,807	$0	$278,499	$5,262	$905,568

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM - Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF - French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG - Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Asset Allocation Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: August 26, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: August 26, 2011